SHAREHOLDERS' CAPITAL - Summary of Shareholders' Capital (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Jul. 01, 2017
Disclosure of classes of share capital [line items]
Stockholders equity note stock split conversion ratio				500.00%
Number of shares outstanding, beginning of period (in shares) | shares	49,378,026	49,378,026
Number of shares outstanding, end of period (in shares) | shares	80,909,225	80,909,225	49,378,026
Equity attributable to owners of parent, beginning of period		$ 774,022
Equity attributable to owners of parent, end of period		$ 672,725	$ 774,022
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	95,978,621	95,978,621
Issued capital
Disclosure of classes of share capital [line items]
Number of shares issued for settlement of senior notes | shares	19,900,032	19,900,032	0
Number of shares outstanding, beginning of period (in shares) | shares	49,378,026	49,378,026	49,317,166
Shares issued on settlement of share-based compensation (in shares) | shares	87,516	87,516	60,860
Shares issued on property acquisition, net of tax effect (in shares) | shares	10,750,000	10,750,000	0
Flow through shares issued (in shares) | shares	793,651	793,651	0
Number of shares outstanding, end of period (in shares) | shares	80,909,225	80,909,225	49,378,026
Equity attributable to owners of parent, beginning of period		$ 1,068,377	$ 1,068,084
Shares issued on settlement of Senior Notes (note 7)		31,306	0
Shares issued on settlement of share-based compensation		127	289
Issued for property acquisition, net of tax effect		12,053	0
Flow through shares issued		1,143	0
Share issue costs on equity issue, net of tax effect		(387)	4
Equity attributable to owners of parent, end of period		$ 1,112,619	$ 1,068,377
Senior Notes
Disclosure of classes of share capital [line items]
Repayments of borrowings, note exchanges for common shares	$ 24.1